Loans (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Summary of loan portfolio according to classification and subsequent measurement

	December 31,
	2022	2021
Loans, outstanding balance	6,763,020	5,734,605
Interest receivable	69,965	23,308
Loss allowance	(55,200)	(41,476)
Unearned interest and deferred fees	(17,351)	(8,728)
Loans at amortized cost	6,760,434	5,707,709
Loans at FVTPL (1)	—	5,313
Loans, net	6,760,434	5,713,022

(1)The Bank sold financial instruments measured at FVTPL for $5.8 million, realizing a gain of $577 thousand recognized in the line item gain (loss) on financial instruments, net.

Schedule of fixed and floating interest rate distribution of the loan portfolio
The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31,
	2022	2021
Fixed interest rate	3,827,083	3,327,310
Floating interest rates	2,935,937	2,412,608
Total	6,763,020	5,739,918

Summary of information related to loans granted to shareholders
The following table details information relating to loans granted to class A and B shareholders:

	December 31,
	2022	2021
Loans to class A and B shareholders	834,768	467,000
% Loans to class A and B shareholders over total loan portfolio	12%	8%
% Class A and B stockholders with loans over number of class A and B stockholders	11%	10%

Summary of modified financial assets

December 31,
2021
Gross carrying amount before modification	65,000
Allowance loss before modification (1)	(12,739)
Net amortized cost before modification	52,261

Gross carrying amount after modification	65,000
Allowance loss after modification (2)	(12,699)
Net amortized cost after modification	52,301